Janus Henderson Global Equity Income Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares		Value
Common Stocks– 95.3%
Aerospace & Defense – 1.3%
BAE Systems PLC	5,220,118	$73,876,498
Automobiles – 1.3%
Kia Motors Corp*	966,053	75,021,589
Banks – 3.8%
Hana Financial Group Inc	356,842	12,026,825
HSBC Holdings PLC	19,008,749	153,948,871
Intesa Sanpaolo SpA	19,510,181	56,928,742
		222,904,438
Beverages – 3.0%
Coca-Cola Co	974,729	57,440,780
Pernod Ricard SA	669,424	118,041,066
		175,481,846
Building Products – 0.2%
Xinyi Glass Holdings Ltd	10,795,000	12,110,883
Capital Markets – 6.4%
CME Group Inc	812,450	171,101,970
Hong Kong Exchanges & Clearing Ltd	882,500	30,289,952
IG Group Holdings PLC	3,439,049	33,549,880
Intermediate Capital Group PLC	2,698,998	57,802,749
Macquarie Group Ltd	631,371	78,989,124
		371,733,675
Chemicals – 1.4%
Shin-Etsu Chemical Co Ltd	1,922,400	80,684,074
Communications Equipment – 1.0%
Cisco Systems Inc	1,119,102	56,537,033
Construction & Engineering – 0.6%
Vinci SA	259,874	32,614,766
Diversified Financial Services – 1.2%
M&G PLC	25,083,106	71,092,455
Diversified Telecommunication Services – 6.2%
KT Corp	1,650,339	44,087,646
Orange SA	9,369,695	106,566,887
Telstra Group Ltd	34,423,810	92,873,787
TELUS Corp	3,172,117	56,455,973
Verizon Communications Inc	1,522,042	57,380,983
		357,365,276
Electric Utilities – 5.7%
Endesa SA	2,712,623	55,272,882
Enel SpA	14,605,636	108,499,195
Iberdrola SA	4,867,880	63,779,566
SSE PLC	4,413,324	104,388,150
		331,939,793
Electronic Equipment, Instruments & Components – 0.2%
Hon Hai Precision Industry Co Ltd	3,343,000	11,384,830
Food & Staples Retailing – 1.8%
Wal-Mart de Mexico SAB de CV	24,871,071	104,842,888
Food Products – 3.2%
Associated British Foods PLC	1,407,500	42,457,467
Conagra Brands Inc	2,423,715	69,463,672
Nestle SA (REG)	654,843	75,944,031
		187,865,170
Health Care Equipment & Supplies – 1.0%
Medtronic PLC	720,203	59,330,323
Hotels, Restaurants & Leisure – 2.0%
Sodexo SA	1,066,731	117,298,492
Household Durables – 0.6%
Persimmon PLC	2,058,193	36,433,069
Insurance – 6.6%
ASR Nederland NV	1,450,011	68,342,388
Aviva PLC	8,964,067	49,659,478
Dai-ichi Life Holdings Inc	2,721,600	57,760,159
Legal & General Group PLC	30,579,165	97,854,263
Phoenix Group Holdings PLC	7,919,136	54,013,376
Zurich Insurance Group AG	109,129	57,056,504
		384,686,168
Machinery – 1.7%
AGCO Corp	513,567	62,352,170

Shares		Value
Common Stocks– (continued)
Machinery– (continued)
Sandvik AB	1,543,585	$33,390,120
		95,742,290
Metals & Mining – 6.1%
Anglo American PLC	2,075,363	52,119,467
BHP Group Ltd	4,015,061	137,894,797
Norsk Hydro ASA	5,796,211	39,038,642
Rio Tinto PLC	1,673,326	124,580,345
		353,633,251
Multi-Utilities – 2.8%
National Grid PLC	8,454,890	113,999,001
Sempra Energy	621,954	46,478,622
		160,477,623
Office Real Estate Investment Trusts (REITs) – 1.2%
Dexus	13,355,096	69,879,095
Oil, Gas & Consumable Fuels – 9.1%
BP PLC	17,060,512	101,350,330
Eni SpA	6,967,866	118,043,630
Equinor ASA	1,784,661	56,611,972
Keyera Corp	1,781,559	43,069,918
TotalEnergies SE	1,438,256	97,793,026
Williams Cos Inc	3,165,193	110,243,672
		527,112,548
Paper & Forest Products – 2.1%
UPM-Kymmene Oyj	3,272,945	123,047,934
Personal Products – 3.9%
Unilever PLC	4,690,000	227,029,840
Pharmaceuticals – 6.7%
Astellas Pharma Inc	3,933,200	47,037,702
AstraZeneca PLC	451,776	61,029,026
Johnson & Johnson	293,494	46,002,250
Merck & Co Inc	1,618,966	176,499,673
Roche Holding AG	203,721	59,240,943
		389,809,594
Professional Services – 0.5%
Hays PLC	18,976,509	26,408,661
Real Estate Management & Development – 0.4%
Swire Pacific Ltd	2,675,500	22,649,337
Semiconductor & Semiconductor Equipment – 5.2%
Qualcomm Inc	529,287	76,550,779
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	1,650,013	171,601,352
Tokyo Electron Ltd	287,400	51,484,516
		299,636,647
Textiles, Apparel & Luxury Goods – 2.2%
Cie Financiere Richemont SA (REG)	906,492	124,793,588
Tobacco – 4.8%
British American Tobacco PLC	5,650,868	165,310,286
Imperial Brands PLC	4,869,536	112,107,060
		277,417,346
Wireless Telecommunication Services – 1.1%
Tele2 AB	7,294,081	62,606,474
Total Common Stocks (cost $5,356,226,400)		5,523,447,494
Preferred Stocks– 2.1%
Technology Hardware, Storage & Peripherals – 2.1%
Samsung Electronics Co Ltd((cost $112,338,286)	2,577,026	124,678,667
Investment Companies– 1.4%
Money Markets – 1.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº,£((cost $79,753,170)	79,737,223	79,753,170
Total Investments (total cost $5,548,317,856) – 98.8%		5,727,879,331
Cash, Receivables and Other Assets, net of Liabilities – 1.2%		68,151,733
Net Assets – 100%		$5,796,031,064

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$1,531,980,432	26.7%
United States	1,069,135,097	18.7
France	472,314,237	8.2
Australia	379,636,803	6.6
Switzerland	317,035,066	5.5
Netherlands	295,372,228	5.2
Italy	283,471,567	5.0
South Korea	255,814,727	4.5
Japan	236,966,451	4.1
Taiwan	182,986,182	3.2
Finland	123,047,934	2.2
Spain	119,052,448	2.1
Mexico	104,842,888	1.8
Canada	99,525,891	1.7
Sweden	95,996,594	1.7
Norway	95,650,614	1.7
Hong Kong	52,939,289	0.9
China	12,110,883	0.2

Total	$5,727,879,331	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/23
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	$1,828,145	$(3,841)	$(26,380)	$79,753,170

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	302,308,674	592,351,161	(814,876,444)	79,753,170

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	1/24/24	(249,062,606)	$312,272,571	$(5,169,967)
Euro	1/24/24	(457,066,387)	494,070,841	(10,962,013)
Total				$(16,131,980)

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2023

Forward foreign currency exchange contracts:
Average amounts sold - in USD	$802,206,861

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$5,523,447,494	$-	$-
Preferred Stocks	124,678,667	-	-
Investment Companies	-	79,753,170	-
Total Assets	$5,648,126,161	$79,753,170	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$16,131,980	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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